ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement amounts and balances of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
ASSETS.
Cash and cash equivalents	¥ 4,418,416		¥ 2,108,123	¥ 1,445,802	$ 677,152
Restricted cash	2,355,850		1,727,727	567,794	361,050
Funds receivable from third party payment service providers	131,464		118,860		20,148
Accounts receivable and contract assets, net	2,394,528		2,332,364		366,977
Financial assets receivable, net	4,210,808		1,971,824
Security deposit prepaid to third-party guarantee companies	915,144		932,983		140,252
Amounts due from related parties	193,305		478,767		29,625
Loans receivable, net	7,500,629		9,239,565		1,149,522
Prepaid expenses and other assets	401,224		652,545		61,490
Property and equipment, net	19,360		17,113		2,967
Intangible assets	3,403		3,512		522
Deferred tax assets	1,398,562		697,348		214,339
Accounts receivable and contract assets, net-non current	307,937		19,508		47,193
Financial assets receivable, net-non current	645,326		59,270		98,901
Loans receivable, net-noncurrent	87,685				13,438
Other non-current assets	48,990		55,362		7,508
TOTAL ASSETS	24,387,305		20,355,601		3,737,518
LIABILITIES.
Short term loans	186,800		200,000		28,628
Accrued expenses and other current liabilities	809,761		720,918		124,103
Income tax payable	1,227,314		1,056,219		188,094
Amount due to subsidiaries	71,562		55,622		10,967
Deferred tax liabilities	37,843				5,800
Other long-term liabilities	14,974		31,184		2,295
TOTAL LIABILITIES	14,906,215		13,140,871		$ 2,284,478
Net cash provided by operating activities	5,325,810	$ 816,216	2,973,075	285,116
Net cash (used in) provided by investing activities	892,770	136,823	(8,860,441)	327,649
Net cash (used in) provided by financing activities	(3,282,400)	$ (503,050)	7,707,858	457,430
Consolidated VIEs
ASSETS.
Cash and cash equivalents	3,709,740		1,829,395
Restricted cash	2,006,874		1,373,623
Funds receivable from third party payment service providers	131,464		118,860
Accounts receivable and contract assets, net	2,316,357		2,113,831
Financial assets receivable, net	3,480,605		1,764,738
Security deposit prepaid to third-party guarantee companies	915,144		932,983
Amounts due from related parties	178,791		478,767
Loans receivable, net	1,018,124		139,144
Prepaid expenses and other assets	202,070		507,907
Property and equipment, net	15,370		16,773
Intangible assets	1,802		1,933
Deferred tax assets	1,353,420		704,589
Accounts receivable and contract assets, net-non current	307,937		19,508
Financial assets receivable, net-non current	645,326		59,270
Loans receivable, net-noncurrent	50,528
Other non-current assets	31,539		55,362
TOTAL ASSETS	16,365,091		10,116,683
LIABILITIES.
Short term loans	105,238		200,000
Guarantee liabilities	7,724,841		2,840,941
Accrued expenses and other current liabilities	771,562		680,987
Income tax payable	1,151,275		1,037,964
Other tax payable	215,906		206,291
Amount due to subsidiaries	71,562		55,622
Deferred tax liabilities	37,843
Other long-term liabilities	6,806		31,184
TOTAL LIABILITIES	10,085,033		5,052,989
Net revenue	11,062,032		7,318,362	4,375,412
Net income	2,541,386		1,707,839	1,247,147
Net cash provided by operating activities	3,715,112		2,010,741	303,626
Net cash (used in) provided by investing activities	(1,012,415)		134,286	(199,576)
Net cash (used in) provided by financing activities	¥ (94,762)		¥ 198,242	¥ (543,052)
Percentage of consolidated revenues	82.00%	82.00%	79.00%	98.00%
Percentage of consolidated total assets	67.00%	67.00%	50.00%
Percentage of consolidated total liabilities	68.00%	68.00%	38.00%